Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
Note 21. Related Party Transactions
The Company has a royalty agreement with a company related to the controlling shareholder. The related party assisted the Company with the development of several products and receives royalties based on the sales of these products. Total payments to the related party were approximately $0.4 million and $0.5 million during the years ended December 31, 2023 and 2022, respectively. As of each December 31, 2023 and 2022, $0.2 million and $0.2 million was due to the related party pursuant to the royalty agreement.
A minority shareholder and director of the Company is also a shareholder in a law firm that provides legal services to the Company. Total payments to the related party were $0.5 million and $1.3 million during the years ended December 31, 2023 and 2022, respectively. The Company’s accounts payable to the firm was zero and $0.1 million as of each December 31, 2023 and 2022.
A minority shareholder affiliated with a director of the Company provided financial advisory services to the Company in connection with the August 2022 Financing Agreement. Total payments to the related party were $1.0 million during the year ended December 31, 2022. There were no amounts paid or due to the related party as of or for the year ended December 31, 2023.